Lease obligation (Tables)	12 Months Ended
Dec. 31, 2023
Lease obligation
Lease Obligations
	December 31,	December 31,
	2023	2022
Aircraft	$37,242	$378,769
Office Building	550,548	858,378
Printer	7,727	9,576
	595,517	1,246,723
Current portion of lease obligations	343,513	650,315
Long-term lease obligations	252,004	596,408

Maturity Of Lease Liabilities
Maturity of lease liabilities:	Weighted Average Remaining Lease Term
2024	$381,939	1.7 years
2025	259,528	0.8 years
2026	3,139	0.9 years
Total lease payments	644,606
Less imputed interest	(49,089)
Total discounted lease payments	595,517
Current portion of lease obligations	343,513
Non-current portion of lease obligations	252,004

	Lease Term Till	Option to Extend	Incremental Borrowing Rate
Aircraft	April 2024	Executed	11.2%
Office Building	September 2025	No	6.1%
Printer	November 2026	No	10.8%